Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-38331
Entity Registrant Name	DOLPHIN ENTERTAINMENT, INC.
Entity Central Index Key	0001282224
Entity Tax Identification Number	86-0787790
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	150 Alhambra Circle
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	774 -0407
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DLPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false